Schedule of contributed surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital
Balance, beginning of year	$ 28,009	$ 26,985
Share-based compensation	273	487
Issuance costs		103
Exercise of warrants		434
RSU and options surrenders	(1,780)
Balance, end of year	$ 26,502	$ 28,009